Employee benefits expense	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Employee benefits expense

7. Employee benefits expense

	2025	2024
	US$	US$

Salaries, wages and bonuses	3,080,129	2,379,674
Directors’ remuneration	1,024,994	382,598
Directors’ fees	128,000	128,000
Employer’s contribution to defined contribution plans including Central Provident Fund	154,566	153,047
Other short term benefit	60,672	60,001
	4,448,361	3,103,320

Less : Amount capitalized as internal development of intangible assets	(1,122,174)	(1,714,524)
	3,326,187	1,388,796